Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended
Dec. 31, 2025
Starry Prospect Limited [Member]
Schedule of Subsidiaries [Line Items]
Background	A BVI companyIncorporated on June 11, 2024
Ownership	100.00%
Principal activity	Holding company
Accolade Corporate Services Limited (“ACSL”) [Member]
Schedule of Subsidiaries [Line Items]
Background	A Hong Kong companyIncorporated on December 4, 2009
Ownership	100.00%
Principal activity	Corporate secretarial services
Accolade Consultants Limited (“ACL”) [Member]
Schedule of Subsidiaries [Line Items]
Background	A Hong Kong companyIncorporated on August 2, 2010
Ownership	100.00%
Principal activity	Accounting services
Accolade IP (SG) Pte. Ltd. (“ASG”) [Member]
Schedule of Subsidiaries [Line Items]
Background	A Singapore companyIncorporated on January 26, 2018
Ownership	100.00%
Principal activity	IP registration services